Financial assets and liabilities	12 Months Ended
Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial assets and liabilities	Financial assets and liabilities
This note provides information about the Group's financial instruments, including:
•an overview of all financial instruments held by the Group;
•specific information about each type of financial instrument;
•accounting policies; and
•information used to determine the fair value of the instruments, including judgments and estimation uncertainty involved.
The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of June 30, 2024
Cash & cash equivalents	5(a)	—	—	62,960	62,960
Trade & other receivables	5(b)	—	—	20,952	20,952
Financial assets at fair value through other comprehensive income	5(c)	1,014	—	—	1,014
Other non-current assets	5(d)	—	—	2,102	2,102
		1,014	—	86,014	87,028
As of June 30, 2023
Cash & cash equivalents	5(a)	—	—	71,318	71,318
Trade & other receivables	5(b)	—	—	6,998	6,998
Financial assets at fair value through other comprehensive income	5(c)	1,757	—	—	1,757
Other non-current assets	5(d)	—	—	2,326	2,326
		1,757	—	80,642	82,399
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of June 30, 2024
Trade and other payables	5(e)	—	—	7,070	7,070
Borrowings	5(f)	—	—	114,345	114,345
Contingent consideration	5(g)(iii)	—	26,892	—	26,892
Warrant liability	5(g)(vi)	—	4,647	—	4,647
		—	31,539	121,415	152,954
As of June 30, 2023
Trade and other payables	5(e)	—	—	20,145	20,145
Borrowings	5(f)	—	—	108,763	108,763
Contingent consideration	5(g)(iii)	—	17,199	—	17,199
Warrant liability	5(g)(vi)	—	5,426	—	5,426
		—	22,625	128,908	151,533
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss
The Group’s exposure to various risks associated with the financial instruments is discussed in Note 10. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.
a.    Cash and cash equivalents

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Cash at bank	62,563	70,920
Deposits at call(1)	397	398
	62,960	71,318

(1)	As of June 30, 2024 and June 30, 2023, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.
(i)    Classification as cash equivalents
Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.
b.    Trade and other receivables and prepayments
(i)    Trade and other receivables

		As of June 30,
(in U.S. dollars, in thousands)	Note	2024	2023
Trade receivables		1,403	2,276
Tax incentives recoverable		854	2,363
Foreign withholding tax recoverable		471	471
U.S. Tax credits		—	1,473
Net investment in sublease		224	195
Interest receivables		23	18
Other recoverable taxes (Goods and services tax and value-added tax)		423	202
Insurance Asset	22	17,554	—
Trade and other receivables		20,952	6,998
(ii)    Prepayments

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Clinical trial research and development expenditure	391	950
Prepaid insurance and subscriptions	1,775	2,025
Other	385	367
Prepayments	2,551	3,342
(iii)    Classification as trade and other receivables
Trade receivables and other receivables represent the principal amounts due at balance date less, where applicable, any provision for expected credit losses. The Group uses the simplified approach to measuring expected credit losses, which uses a lifetime expected credit loss allowance. Debts which are known to be uncollectible are written off in the consolidated income statement. All trade receivables and other receivables, with the exception of the net investment in sublease, are recognized at the value of the amounts receivable, as they are due for settlement within 60 days and therefore do not require remeasurement. The net investment in sublease is recognized at the present value of minimum lease payments receivable over the remaining life of the lease.
(iv)    Fair values of trade and other receivables
Due to the short-term nature of the current receivables, their carrying amount is assumed to be the same as their fair value.
(v)    Impairment and risk exposure
Information about the impairment of trade and other receivables, their credit quality and the Group’s exposure to credit risk, foreign currency risk and interest rate risk can be found in Note 10(a) and (b).
c.    Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income include the following classes of financial assets:

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Unlisted securities:
Equity securities	1,014	1,757
	1,014	1,757
(i)    Classification of financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income comprises equity securities which are not held for trading, and which the Group has irrevocably elected at initial recognition to recognize in this category. These are strategic investments and the Group considers this classification to be more relevant.
The financial assets are presented as non-current assets unless they mature, or management intends to dispose of them within 12 months of the end of the reporting period.
(ii)    Impairment indicators for financial assets at fair value through other comprehensive income
Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value. See Note 23(m)(iv) for further details about the Group’s impairment policies for financial assets.
(iii)    Amounts recognized in other comprehensive income
For the years ended June 30, 2024, 2023 and 2022, the Group recognized in statement of comprehensive income a loss of $0.7 million, a $Nil gain/loss and a loss of $0.3 million respectively, for change in fair value of the financial assets through other comprehensive income.
(iv)    Fair value, impairment and risk exposure
Information about the methods and assumptions used in determining fair value is provided in Note 5(g). None of the financial assets through other comprehensive income are either past due or impaired.
All financial assets at fair value through other comprehensive income are denominated in US$.
d.    Other non-current assets

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Bank guarantee	481	481
Net investment in sublease	190	414
Letter of credit	1,179	1,179
Security deposit	252	252
	2,102	2,326
(i)    Classification of financial assets as other non-current assets
Bank guarantee
These funds are held in an account named Mesoblast Limited at National Australia Bank according to the terms of a Bank Guarantee which is security for the sublease agreement for our occupancy of Level 38, 55 Collins Street, Melbourne, Victoria, Australia. The Bank Guarantee is security for the full and faithful performance and observance by the subtenant of the terms, covenants and conditions of the sublease. The Bank Guarantee continues in force until it is released by the lessor.
Letter of credit
These funds held in an account named Mesoblast, Inc. at the Bank of America according to the terms of an irrevocable standby letter of credit which is security for the sublease agreement for our occupancy of 505 Fifth Avenue, New York, New York, United States of America. The letter of credit is security for the full and faithful performance and observance by the subtenant of the terms, covenants and conditions of the sublease. The letter of credit is deemed to automatically extend without amendment for a period of one year at each anniversary.
(ii)    Impairment and risk exposure
Information about the impairment of other non-current assets and their credit quality and the Group’s exposure to credit risk can be found in Note 10(b).
e.    Trade and other payables

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Trade payables and other payables	7,070	20,145
Trade and other payables	7,070	20,145
The carrying amounts of trade and other payables are assumed to be the same as their fair values, due to their short-term nature.
f.    Borrowings

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Borrowings
Secured liabilities:
Borrowing arrangements	81,919	81,919
Less: transaction costs	(9,833)	(8,740)
Amortization of carrying amount, net of payments made	42,259	35,584
	114,345	108,763

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Borrowings
Current
Borrowings - NovaQuest	1,869	336
Borrowings - Oaktree	11,993	5,616
	13,862	5,952
Non-current
Borrowings - NovaQuest	64,562	55,739
Borrowings - Oaktree	35,921	47,072
	100,483	102,811
	114,345	108,763
(i)    Borrowing arrangements
Funds associated with Oaktree Capital Management, L.P. (“Oaktree”)
In November 2021, the Group entered into a five-year senior debt facility provided by funds associated with Oaktree. The balance of funds drawn down is $50.0 million as of June 30, 2024. The facility has a three-year interest only period, at a fixed rate of 9.75% per annum, after which the principal amortizes 5% per quarter beginning December 2024 and a final payment is due no later than November 2026. The facility also allows the Group to make quarterly payments of interest at a rate of 8.0% per annum for the first two years, and the unpaid interest portion (1.75% per annum) has been added to the outstanding loan balance and currently accrues further interest at a fixed rate of 9.75% per annum.
On November 19, 2021, Oaktree were granted warrants to purchase 1,769,669 American Depositary Shares (“ADSs”) at US$7.26 per ADS, a 15% premium to the 30-day VWAP. The Group determined that an obligation to issue the warrants arose from the time the debt facility was signed; consequently, a liability for the warrants was recognized in November 2021. The warrants were legally issued on January 11, 2022 and may be exercised within 7 years of issuance. On the issuance date of the Oaktree facility and the warrants, the warrants were initially measured at fair value and the Oaktree borrowing liability measured as the difference between the initial draw down of funds from the Oaktree facility and the fair value of the warrants. In December 2022, the Group amended the terms of the loan agreement with Oaktree and in connection with the loan amendment, Oaktree was granted warrants to purchase 455,000 ADSs at $3.70 per ADS, a 15% premium to the 30-day VWAP. The Group determined that an obligation to issue the warrants arose from the time the first amendment to the loan agreement was signed; consequently, a liability for the warrants was recognized in December 2022. The warrants were legally issued on March 8, 2023 and may be exercised within 7 years of issuance. Refer to Note 5(g)(vi) for more details on warrants issued.
On January 10, 2024, the ratio under Mesoblast's American Depository Receipt ("ADR") program was changed from 5 ordinary shares representing 1 ADS (5:1 ratio) to a new ratio of 10 ordinary shares representing 1 ADS (10:1 ratio). As a result of this ratio change and as a result of initiating the pro-rata accelerated non-renounceable rights issue in December 2023, the number and exercise price for the warrants was adjusted in accordance with the terms of these warrants. The warrants issued in November 2021 changed from 1,769,669 ADSs at $7.26 per ADS to 884,838 ADSs at $14.36 per ADS. The warrants issued in December 2022 changed from 455,000 ADSs at $3.70 per ADS to 227,502 ADSs at $7.24 per ADS.
In the years ended June 30, 2024, 2023 and 2022, respectively, the Group recognized losses of $2.3 million, $1.6 million and a minimal gain in the Consolidated Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our facility. Within the $1.6 million loss recognized in the year ended June 30, 2023, $1.0 million related to the remeasurement due to additional warrants being issued to Oaktree as a result of the first amendment to the loan agreement and $0.6 million related to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our credit facility.
The Group has pledged substantially all of its assets as collateral under the loan facility with Oaktree.
NovaQuest Capital Management, L.L.C.
On June 29, 2018, the Group entered into an eight-year, $40.0 million loan and security agreement with NovaQuest before drawing the first tranche of $30.0 million of the principal in July 2018. The loan term includes an interest only period of approximately four years through until July 8, 2022.
All interest and principal payments (i.e. the amortization period) are deferred until the earlier of loan maturity or from after the first commercial sale of remestemcel-L for the treatment in pediatric patients with SR-aGVHD in the United States and other geographies excluding Asia ("remestemcel-L for pediatric SR-aGVHD"). Principal is repayable in equal quarterly instalments over the amortization period of the loan and is subject to the payment cap described below. The loan has a fixed interest rate of 15% per annum. If there are no net sales of remestemcel-L for pediatric SR-aGVHD, the loan is only repayable at maturity. The Group can elect to prepay all outstanding amounts owing at any time prior to maturity, subject to a prepayment charge.
Following approval and first commercial sales, repayments commence based on a percentage of net sales and are limited by a payment cap which is equal to the principal due for the next 12 months, plus accumulated unpaid principal and accrued unpaid interest. During the four-year period commencing July 8, 2022, principal amortizes in equal quarterly instalments payable only after approval and first commercial sales. If in any quarterly period, 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the annual payment cap, the Group will pay the payment cap and an additional portion of excess sales which will be used towards the prepayment amount in the event there is an early prepayment of the loan. If in any quarterly period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the annual payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Because of this relationship of net sales and repayments, changes in our estimated net sales may trigger an adjustment of the carrying amount of the financial liability to reflect the revised estimated cash flows. The carrying amount is recalculated by computing the present value of the revised estimated future cash flows at the financial instrument’s original effective interest rate. The adjustment is recognized in the Income Statement as remeasurement of borrowing arrangements within finance costs in the period the revision is made.
In the years ended June 30, 2024, 2023 and 2022, respectively, the Group recognized a loss of $0.1 million and gains of $0.9 million and $0.5 million in the Consolidated Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the adjustment of the carrying amount of the Group's financial liability to reflect the revised estimated future cash flows as a net result of changes to the key assumptions in development timelines.
The Group recognizes a liability as current based on repayments linked to estimates of sales of remestemcel-L. However, if sales of remestemcel-L are higher than estimated, actual repayments will exceed this amount, subject to the annual payment cap described above.
The carrying amount of the loan and security agreement with NovaQuest is subordinated to the Group’s fixed rate loan with the senior creditor, Oaktree. The Group have pledged a portion of our assets relating to the SR-aGVHD product candidate as collateral under the loan facility with NovaQuest.
(ii)    Compliance with loan covenants
Our loan facilities with Oaktree and NovaQuest contain a number of covenants that impose operating restrictions on us, which may restrict our ability to respond to changes in our business or take specified actions. The Group has an operating objective to at all times maintain unrestricted cash reserves in excess of six months liquidity. The objective aligns with our loan and security agreement with Oaktree where the Group is currently obliged to maintain a minimum unrestricted cash balance of $25.0 million.
The Group has complied with the financial and other restrictive covenants of its borrowing facilities during the year ended June 30, 2024 and during the year ended June 30, 2023.
(iii)    Net debt reconciliation

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Cash and cash equivalents	62,960	71,318
Borrowings	(114,345)	(108,763)
Lease liabilities	(4,578)	(7,732)
Warrant liability	(4,647)	(5,426)
Net Debt(1)	(60,610)	(50,603)

Cash and cash equivalents	62,960	71,318
Gross debt - fixed interest rates	(118,923)	(116,495)
Gross debt - variable interest rates	—	—
Warrant liability	(4,647)	(5,426)
Net Debt(1)	(60,610)	(50,603)
(1)Net debt amount includes leases and borrowing arrangements

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2023	(108,763)	(7,732)	(5,426)	(121,921)	71,318	(50,603)
Cash Flows(1)	16,921	3,877	—	20,798	(8,303)	12,495
Remeasurement adjustments	(2,351)	—	779	(1,572)	—	(1,572)
Other Changes(2)	(20,152)	(724)	—	(20,876)	—	(20,876)
Foreign exchange adjustments	—	1		1	(55)	(54)
Net Debt as at June 30, 2024	(114,345)	(4,578)	(4,647)	(123,570)	62,960	(60,610)
(1)Cash flows for borrowings and leases include the payments of borrowings, lease liabilities, interest and debt transaction costs which are presented as financing cash flows in the statement of cash flows.
(2)Other changes include modification of leases and accrued interest expenses for borrowings and leases.
(i)Fair values of borrowing arrangements
The carrying amount of the borrowings at amortized cost in accordance with our accounting policy is a reasonable approximation of fair value.
g.    Recognized fair value measurements
(i)    Fair value hierarchy
The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of June 30, 2024 and June 30, 2023 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2024
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	1,014	1,014
Total Financial Assets		—	—	1,014	1,014

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	26,892	26,892
Warrant liabilities	5(g)(vi)	—	—	4,647	4,647
Total Financial Liabilities		—	—	31,539	31,539
There were no transfers between any of the levels for recurring fair value measurements during the period.

As of June 30, 2023
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	1,757	1,757
Total Financial Assets		—	—	1,757	1,757

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	17,199	17,199
Warrant liabilities	5(g)(vi)	—	—	5,426	5,426
Total Financial Liabilities		—	—	22,625	22,625
The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.
Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and trading and financial assets at fair value through other comprehensive income securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (for example, foreign exchange contracts) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for provisions (contingent consideration), equity securities (unlisted) and warrant liabilities.
(ii)    Valuation techniques used.
The Group did not hold any level 1 or 2 financial instruments as at June 30, 2024 or June 30, 2023.
The Group’s level 3 assets consists of an investment in unlisted equity securities in the biotechnology sector. Level 3 assets were 100% of total assets measured at fair value as at June 30, 2024 and June 30, 2023. The Group’s level 3 liabilities consist of a contingent consideration provision related to the acquisition of Osiris’ MSC business and warrant liabilities related to the warrants granted to Oaktree as part of the debt facility. Level 3 liabilities were 100% of total liabilities measured at fair value as at June 30, 2024 and June 30, 2023. The Group used discounted cash flow analysis to determine the fair value measurements of Osiris’ MSC business and used the Black-Scholes valuation method to determine the fair value of warrant liabilities. Refer to Note 5(g)(vi) for the fair value measurement and movements in warrant liability for the period ended June 30, 2024 and June 30, 2023.
(iii)    Fair value measurements using significant unobservable inputs (level 3)
The following table presents the changes in the contingent consideration balances within the level 3 instruments for the years ended June 30, 2024 and June 30, 2023:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2022	23,284
Reclassification during the period	2,686
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(8,771)
Closing balance - June 30, 2023	17,199

Opening balance - July 1, 2023	17,199
Charged/(credited) to consolidated income statement:
Remeasurement(2)	9,693
Closing balance - June 30, 2024	26,892

(1)
In the year ended June 30, 2023, a gain of $8.8 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing the key assumptions of the contingent consideration valuation such as probability of payment, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration, including the impact from the CRL from the FDA on the Group's BLA for remestemcel-L for the treatment of pediatric SR-aGVHD in August 2023. The assumptions relating to development timelines were updated to reflect expectations as a result of the CRL.

(2)
In the year ended June 30, 2024, a loss of $9.7 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation, such as probability of success, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration. The outcome from the FDA decision on the Group's BLA resubmission in July 2024, as discussed in Note 15, could lead to a change in the assumptions used within the valuation of the contingent consideration.

(iv)    Valuation inputs and relationship to fair value
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data) Description	Fair value as of June 30, 2024)	Fair value as of June 30, 2023)	Valuation technique	Unobservable inputs(1)	Year Ended June 30, 2024	Year Ended June 30, 2023	Relationship of unobservable inputs to fair value
Contingent consideration provision	26,892	17,199	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)
Year ended June 30, 2024: A change in the discount rate by 0.5% would have no impact to the fair value.
Year ended June 30, 2023: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.01%.

				Expected unit sales price	Various	Various
Year ended June 30, 2024: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.
Year ended June 30, 2023: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.

				Expected sales volumes	Various	Various
Year ended June 30, 2024: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.
Year ended June 30, 2023: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.

				Probability of success and payment	Various	Various
Year ended June 30, 2024: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10% and 20.1%, respectively.
Year ended June 30, 2023: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 8% and 16%, respectively.

(1)There were no significant inter-relationships between unobservable inputs that materially affect fair values.
(v)    Valuation processes
In connection with the Osiris acquisition, on October 11, 2013 (the “acquisition date”), an independent valuation of the contingent consideration was carried out by an independent valuer.
For the years ended June 30, 2024 and June 30, 2023, the Group has adopted a process to value contingent consideration internally. This valuation has been completed by the Group’s internal valuation team and reviewed by the interim Chief Financial Officer (the "CFO"). The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. For each indication we determine the probability of success based on the current development status within each jurisdiction and payment provisions within the agreement. Cash flows relevant to each jurisdiction are discounted appropriately based on the discount rate assumed. The remeasurement charged to the consolidated income statement in the year ended June 30, 2024 was a net result of changing the key assumptions of the contingent consideration valuation such as probability of success, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration. The outcome from the FDA decision on the Group's BLA resubmission in July 2024, with a PDUFA goal date of January 7, 2025, as discussed in Note 15, could lead to a change in the assumptions associated with SR-aGVHD and a remeasurement of contingent consideration, up or down, could occur.

	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2024	2023
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	26,236	16,606
Fair value of royalty payments from commercialization of the intellectual property acquired	656	593
	26,892	17,199
The main level 3 inputs used by the Group are evaluated as follows:

Risk adjusted discount rate:	The discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, their size and number of projects) and the indicative rates of return required by suppliers of venture capital for investments with similar technical and commercial risks. This assumption is reviewed as part of the valuation process outlined above.

Expected unit sales prices:	Expected market sale price giving consideration to comparable products available in the market place and a value based pricing assessment. This assumption is reviewed as part of the valuation process outlined above.

Expected sales volumes:	Expected sales volumes of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.

Probability of success and payment:	Expected cash flows used to measure contingent consideration are risk adjusted for the probability of successful development of products and payment provisions with the agreement. These assumptions are reviewed as part of the valuation process outlined above.
(vi)    Warrant liability

(in U.S. dollars, in thousands)	As of June 30,
Warrant liability	2024	2023
Opening balance	5,426	2,185
Warrants fair value at grant date - December 22, 2022	—	1,036
Remeasurement of warrant liability	(779)	2,205
Closing Balance	4,647	5,426
On November 19, 2021, in connection with the initial draw down of the Oaktree debt, Oaktree was granted the right to warrants to purchase 1,769,669 ADSs at US$7.26 per ADS, a 15% premium to the 30-day VWAP. Given that Oaktree received an unconditional right to the warrants on November 19, 2021, this date has been determined as the measurement date. The warrant instruments were issued on January 11, 2022, following the required administrative process, and these warrants may be exercised within 7 years of issuance of the warrant instruments. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.
On December 21, 2022, the Group amended the terms of the loan agreement with Oaktree and in connection with the loan amendment, Oaktree was granted warrants to purchase 455,000 ADSs at $3.70 per ADS, a 15% premium to the 30-day VWAP. The Group determined that an obligation to issue the warrants arose from the time the first amendment to the loan agreement was signed; consequently, a liability for the warrants was recognized in December 2022. The warrants were legally issued on March 8, 2023 and may be exercised within 7 years of issuance. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.
On January 10, 2024, the ratio under Mesoblast's American Depository Receipt ("ADR") program was changed from 5 ordinary shares representing 1 ADS (5:1 ratio) to a new ratio of 10 ordinary shares representing 1 ADS (10:1 ratio). As a result of this ratio change and as a result of completing the pro-rata accelerated non-renounceable rights issue in December 2023, the number and exercise price for the warrants was adjusted in accordance with the terms of these warrants. The warrants issued in November 2021 changed from 1,769,669 ADSs at US$7.26 per ADS to 884,838 ADSs at US$14.36 per ADS. The warrants issued in December 2022 changed from 455,000 ADSs at US$3.70 per ADS to 227,502 ADSs at US$7.24 per ADS.
The exercise price of the warrants will be received in US$, which is different to Mesoblast Limited’s functional currency of A$ which gives rise to variability in the cash flow. As a result, the warrants are classified as a financial liability in accordance with IAS32 Financial Instruments: Presentation. The financial liability is recorded in warrant liability at fair value at grant date and subsequently remeasured at each reporting period with changes being recorded in the Consolidated Income Statement as remeasurement of warrant liability. The warrant liabilities are considered level 3 liabilities as the determination of fair value includes various assumptions about the share prices and historical volatility as inputs.
As of June 30, 2024 and 2023, the fair value of warrant liability was $4.6 million and $5.4 million, respectively. During the year ended June 30, 2024, a remeasurement gain of $0.8 million was recognized on the remeasurement of warrant liability. During the year ended June 30, 2023, a remeasurement loss of $2.2 million was recognized on the remeasurement of warrant liability.
(vii)    Fair value of warrants
The warrants granted are not traded in an active market and therefore the fair value has been estimated by using the Black-Scholes valuation method based on the following assumptions. Key terms of the warrants are included below. The following assumptions were based on observable market conditions that existed as of June 30, 2024 and 2023.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of June 30, 2024	As of June 30, 2023	Rationale
Share Price	$6.81	$3.91	Closing share price on valuation date from external market source
Exercise Price(1)	$7.24 to $14.36	$3.70 to $7.26	As per subscription agreement
Expected Term	5 to 6 years	6 to 7 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	91.91%	81.26%	Based on historical volatility data for the Company
Risk Free Interest Rate	4.38%	4.01%	Based on the closing U.S. treasury issued 7 year bonds on valuation date
Fair value per warrant	$3.9352 to $5.1211	$2.3103 to $2.9401	Determined using Black-Scholes valuation model with the inputs above
Fair value	$4,647,075	$5,426,212	Fair value of 1,112,340(1)warrants of $4,647,075 as of June 30, 2024 and fair value of 2,224,669(1) warrants of $5,426,212 as of June 30, 2023

(1)
As a result of the ratio change under Mesoblast's ADR program on January 10, 2024 and as a result of completing the pro-rata accelerated non-renounceable rights issue in December 2023, the warrants issued in November 2021 changed from 1,769,669 ADSs at US$7.26 per ADS to 884,838 ADSs at US$14.36 per ADS. The warrants issued in December 2022 changed from 455,000 ADSs at US$3.70 per ADS to 227,502 ADSs at US$7.24 per ADS.